DERIVATIVE FINANCIAL INSTRUMENTS AND PURCHASE COMMITMENTS - Reconciliation of the Changes in the Warrant Liability (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 27, 2020	Apr. 04, 2021	Jan. 03, 2021	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Reconciliation Of Changes In Warrant Liability [Roll Forward]
Fair value of warrant liabilities as of the Closing of the Business Combination on August 29, 2020		$ 137,612			$ 132,879	$ 132,879
Loss on remeasurement of warrant liabilities	$ 18,008	$ 21,500	$ 73,843	$ 91,851	$ 0	91,851	$ 0	$ 0
Reclassification of warrant liability to equity for exercised warrants						(87,118)
Fair value of warrant liabilities as of January 3, 2021			$ 137,612	$ 137,612		$ 137,612	$ 132,879